PORTFOLIO OF INVESTMENTS

USAA Tax Exempt Intermediate-Term Fund

June 30, 2019 (unaudited)

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

MUNICIPAL OBLIGATIONS (100.7%)

Alabama (1.6%)

$8,000	Infirmary Health System Special Care Facilities
	Financing Auth. of Mobile	5.00%	2/01/2036 $	9,056
5,000	Lower Alabama Gas District	5.00	9/01/2027	5,995
7,000	Lower Alabama Gas District	5.00	9/01/2028	8,504
35,000	Lower Alabama Gas District	5.00	9/01/2034	44,480
5,955	Montgomery Medical Clinic Board	5.00	3/01/2033	6,680
1,750	Montgomery Medical Clinic Board	5.00	3/01/2036	1,947
				76,662

Arizona (2.8%)

20,310	Apache County IDA	4.50	3/01/2030	21,414
6,585	City of Phoenix IDA(a),(b)	3.75	7/01/2024	6,773
11,100	City of Phoenix IDA(a)	5.00	7/01/2034	12,085
1,675	City of Phoenix IDA	5.00	7/01/2036	1,844
4,250	City of Phoenix IDA	5.00	10/01/2036	4,850
6,000	Health Facilities Auth.	5.00	2/01/2027	6,511
16,000	Health Facilities Auth. (MUNIPSA + 1.85%) (Put
	Date 2/05/2020)(c)	3.75(d)	2/01/2048	16,024
30,000	Health Facilities Auth. (MUNIPSA + 1.85%) (Put
	Date 2/01/2023)(c)	3.75(d)	2/01/2048	31,069
1,000	IDA of the County of Yavapai (Put Date
	7/18/2019)(c)	1.50	4/01/2029	1,000
2,500	Maricopa County IDA (MUNIPSA + 0.57%) (Put
	Date 10/18/2024)(c)	2.47(d)	1/01/2035	2,501
3,270	Phoenix Civic Improvement Corp. (INS - National
	Public Finance Guarantee Corp.)	5.50	7/01/2024	3,874
2,115	Phoenix Civic Improvement Corp. (INS - National
	Public Finance Guarantee Corp.)	5.50	7/01/2025	2,573
2,680	Pima County IDA	4.50	6/01/2030	2,839
695	Pima County IDA(a)	4.00	6/15/2022	708
4,900	Pima County IDA(a)	4.13	6/15/2029	4,998
2,000	Pinal County IDA (INS - ACA Financial Guaranty
	Corp.)	5.25	10/01/2020	2,003
1,250	Pinal County IDA (INS - ACA Financial Guaranty
	Corp.)	5.25	10/01/2022	1,252
2,000	Pinal County IDA (INS - ACA Financial Guaranty
	Corp.)	4.50	10/01/2025	2,001
3,540	State (INS - Assured Guaranty Municipal Corp.)	5.00	10/01/2019	3,572
7,275	State (INS - Assured Guaranty Municipal Corp.)	5.25	10/01/2020	7,346
				135,237

Arkansas (0.7%)

29,000	Dev. Finance Auth. (MUNIPSA + 1.55%) (Put Date
	9/01/2022)(c)	3.45(d)	9/01/2044	29,469
4,290	Pulaski Technical College (INS - Build America
	Mutual Assurance Co.)	5.00	9/01/2030	5,036
				34,505

1| USAA Tax Exempt Intermediate-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

California (6.3%)

$500	Anaheim Public Financing Auth.	5.00%	5/01/2028 $	588
500	Anaheim Public Financing Auth.	5.00	5/01/2029	586
1,000	Anaheim Public Financing Auth.	5.00	5/01/2030	1,167
17,000	Bay Area Toll Auth. (MUNIPSA + 1.10%) (Put Date
	4/01/2024)(c)	3.00(d)	4/01/2045	17,474
10,000	Bay Area Toll Auth. (MUNIPSA + 0.90%) (Put Date
	5/01/2023)(c)	2.80(d)	4/01/2045	10,146
1,510	Cerritos CCD (Zero Coupon)	0.00	8/01/2025	1,351
1,000	Cerritos CCD (Zero Coupon)	0.00	8/01/2027	845
1,000	Cerritos CCD (Zero Coupon)	0.00	8/01/2028	820
1,520	Chula Vista Municipal Financing Auth.	5.00	9/01/2027	1,797
1,700	Chula Vista Municipal Financing Auth.	5.00	9/01/2028	2,008
1,785	Chula Vista Municipal Financing Auth.	5.00	9/01/2029	2,102
2,635	Chula Vista Municipal Financing Auth.	5.00	9/01/2030	3,093
2,095	Chula Vista Municipal Financing Auth.	5.00	9/01/2031	2,448
1,000	City of Irvine	5.00	9/02/2029	1,128
1,605	City of Tulare Sewer (INS - Assured Guaranty
	Municipal Corp.)	5.00	11/15/2032	1,917
1,570	City of Tulare Sewer (INS - Assured Guaranty
	Municipal Corp.)	5.00	11/15/2033	1,871
3,655	City of Tulare Sewer (INS - Assured Guaranty
	Municipal Corp.)	5.00	11/15/2034	4,342
2,340	City of Tulare Sewer (INS - Assured Guaranty
	Municipal Corp.)	5.00	11/15/2035	2,773
10,000	City of Upland (PRE)	6.00	1/01/2026	10,713
6,810	El Camino CCD (Zero Coupon)(b)	0.00	8/01/2026	6,028
7,665	El Camino CCD (Zero Coupon)(b)	0.00	8/01/2027	6,617
5,500	El Camino CCD (Zero Coupon)	0.00	8/01/2028	4,628
12,910	El Centro Financing Auth. (LIQ - Deutsche Bank
	A.G.) (LOC - Deutsche Bank A.G.) (Put Date
	7/05/2019)(a),(e),(f)	2.15	7/01/2058	12,910
5,500	Foothill-Eastern Transportation Corridor Agency
	(INS - Assured Guaranty Municipal Corp.) (Zero
	Coupon)	0.00	1/15/2035	3,451
1,000	Fresno Joint Powers Financing Auth. (INS - Assured
	Guaranty Municipal Corp.)	5.00	4/01/2032	1,201
1,000	Fresno Joint Powers Financing Auth. (INS - Assured
	Guaranty Municipal Corp.)	5.00	4/01/2035	1,184
420	Fresno Joint Powers Financing Auth. (INS - Assured
	Guaranty Municipal Corp.)	5.00	4/01/2036	495
46,605	Golden State Tobacco Securitization Corp. (INS -
	Assured Guaranty Municipal Corp.) (Zero
	Coupon)	0.00	6/01/2025	42,139
8,500	Health Facilities Financing Auth. (Put Date
	10/01/2025)(c)	2.00	10/01/2036	8,714
5,000	Health Facilities Financing Auth.	5.25	8/15/2031	5,400
2,000	Health Facilities Financing Auth.	5.00	8/15/2027	2,154
5,000	Irvine Unified School District (INS - Assured
	Guaranty Municipal Corp.)	5.25	9/01/2019	5,034
2,500	Irvine Unified School District (INS - Assured
	Guaranty Municipal Corp.)	4.50	9/01/2020	2,513
1,300	Los Angeles County	5.00	3/01/2023	1,479
3,500	Pittsburg Successor Agency Redev. Agency (INS -
	Assured Guaranty Municipal Corp.)	5.00	9/01/2027	4,241
2,640	Pittsburg Successor Agency Redev. Agency (INS -
	Assured Guaranty Municipal Corp.)	5.00	9/01/2028	3,192
10,000	Public Works Board	5.00	4/01/2028	10,977
5,000	Public Works Board	5.00	4/01/2029	5,484
3,000	Public Works Board	5.13	3/01/2023	3,077
2,500	Public Works Board	5.25	3/01/2024	2,566
2,000	Public Works Board	5.38	3/01/2025	2,054
1,185	Public Works Board	5.00	11/01/2023	1,328
2,000	Public Works Board	5.00	11/01/2024	2,241

Portfolio of Investments | 2

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$7,000	Public Works Board	5.00%	11/01/2028 $	7,820
1,250	Public Works Board	5.00	3/01/2025	1,415
1,365	Public Works Board	5.00	3/01/2026	1,544
11,465	Public Works Board	5.00	10/01/2031	13,314
1,635	San Diego Public Facilities Financing Auth.	5.00	10/15/2033	1,961
1,000	San Diego Public Facilities Financing Auth.	5.00	10/15/2034	1,193
1,250	San Diego Public Facilities Financing Auth.	5.00	10/15/2035	1,486
775	San Diego Public Facilities Financing Auth.	5.00	10/15/2030	940
1,000	San Diego Public Facilities Financing Auth.	5.00	10/15/2031	1,206
1,000	San Diego Public Facilities Financing Auth.	5.00	10/15/2032	1,202
905	San Diego Tobacco Settlement Revenue Funding
	Corp.	4.00	6/01/2032	954
4,555	San Francisco City & County Airport Comm-San
	Francisco International Airport	4.90	5/01/2029	4,617
500	School Finance Auth.(a)	5.00	8/01/2031	566
1,600	School Finance Auth.(a)	5.00	8/01/2036	1,786
20,000	State	5.25	10/01/2022	20,205
10,000	State University	5.00	11/01/2029	11,910
10,000	State University	5.00	11/01/2033	11,974
1,000	Statewide Communities Dev. Auth.	5.13	5/15/2031	1,072
1,250	Statewide Communities Dev. Auth.	5.00	5/15/2032	1,467
2,000	Statewide Communities Dev. Auth.	5.00	5/15/2033	2,340
1,250	Statewide Communities Dev. Auth.	5.00	5/15/2034	1,458
2,000	Statewide Communities Dev. Auth.	5.00	5/15/2035	2,328
2,685	Tobacco Securitization Auth. of Southern California	4.75	6/01/2025	2,699
2,000	Washington Township Health Care District	5.75	7/01/2024	2,004
3,500	Washington Township Health Care District	5.00	7/01/2025	3,616
				307,353

Colorado (2.2%)

5,000	Adams & Arapahoe Joint School District 28J Aurora
	(Zero Coupon)	0.00	12/01/2022	4,738
7,355	Denver Health & Hospital Auth.(a)	5.00	12/01/2034	8,538
2,310	Health Facilities Auth.	5.00	6/01/2031	2,642
2,000	Health Facilities Auth.	5.00	6/01/2032	2,280
2,470	Health Facilities Auth.	5.00	6/01/2033	2,812
6,385	Health Facilities Auth.	5.00	6/01/2034	7,248
3,385	Health Facilities Auth.	5.00	6/01/2035	3,813
2,750	Health Facilities Auth.	5.00	6/01/2028	3,045
1,000	Health Facilities Auth.	5.00	12/01/2028	1,148
4,000	Health Facilities Auth.	5.00	12/01/2035	4,476
1,500	Health Facilities Auth.	5.00	12/01/2029	1,711
4,455	Health Facilities Auth.	5.00	6/01/2034	5,204
2,000	Health Facilities Auth.	5.00	6/01/2035	2,330
4,000	Health Facilities Auth.	5.00	6/01/2036	4,647
1,250	Park Creek Metropolitan District	5.00	12/01/2032	1,446
1,000	Park Creek Metropolitan District	5.00	12/01/2034	1,151
7,585	Regional Transportation District	5.00	6/01/2029	8,536
14,175	Regional Transportation District	5.00	6/01/2030	15,930
15,005	Regional Transportation District	5.00	6/01/2031	16,809
9,135	Regional Transportation District (PRE)	5.00	6/01/2025	9,438
865	Regional Transportation District	5.00	6/01/2025	892
				108,834

Connecticut (3.7%)

335	City of Bridgeport (ETM)	5.00	8/15/2027	419
4,665	City of Bridgeport	5.00	8/15/2027	5,608
1,200	City of Hamden (INS - Build America Mutual
	Assurance Co.)	5.00	8/15/2030	1,442
1,000	City of New Haven (INS - Assured Guaranty
	Municipal Corp.)	5.00	8/15/2030	1,170
1,000	City of New Haven (INS - Assured Guaranty
	Municipal Corp.)	5.00	8/15/2032	1,161
1,000	City of New Haven (INS - Assured Guaranty
	Municipal Corp.)	5.00	8/15/2033	1,158

3| USAA Tax Exempt Intermediate-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$1,350	City of New Haven (INS - Assured Guaranty
	Municipal Corp.)	5.00%	8/15/2034 $	1,558
1,000	City of New Haven	5.00	8/01/2028	1,189
1,000	City of New Haven	5.50	8/01/2030	1,210
1,200	City of New Haven	5.50	8/01/2032	1,438
1,810	City of New Haven	5.50	8/01/2036	2,140
400	City of West Haven	5.00	11/01/2032	446
350	City of West Haven	5.00	11/01/2037	383
10,000	Harbor Point Infrastructure Improvement District(a)	5.00	4/01/2030	11,500
750	Hartford County Metropolitan District	5.00	7/15/2033	917
1,000	Hartford County Metropolitan District	5.00	7/15/2034	1,218
750	Hartford County Metropolitan District	5.00	7/15/2035	910
1,000	Hartford County Metropolitan District	5.00	7/15/2036	1,210
1,000	Hartford County Metropolitan District	4.00	7/15/2037	1,112
10,000	Health & Educational Facilities Auth.	5.00	7/01/2034	11,228
1,950	Health & Educational Facilities Auth.	5.00	7/01/2032	2,299
725	Health & Educational Facilities Auth.	5.00	7/01/2034	848
1,170	Health & Educational Facilities Auth.	5.00	7/01/2035	1,364
1,125	Health & Educational Facilities Auth.	5.00	7/01/2036	1,308
1,275	Health & Educational Facilities Auth.	5.00	7/01/2037	1,477
8,262	Mashantucket (Western) Pequot Tribe(b),(g)	2.05(h)	7/01/2031	283
5,000	State	5.00	11/15/2035	5,766
5,000	State	5.00	4/15/2033	6,035
5,575	State	5.00	4/15/2034	6,704
5,000	State	5.00	4/15/2035	5,991
20,000	State	5.00	1/01/2034	23,973
20,000	State	5.00	1/01/2035	23,888
1,100	State	5.00	6/15/2033	1,331
2,625	State	5.00	6/15/2034	3,163
2,500	State	5.00	6/15/2035	3,002
2,000	State	5.00	9/15/2035	2,410
2,000	State	5.00	9/15/2037	2,392
6,000	State	5.00	10/01/2037	7,190
4,000	State	5.00	10/01/2038	4,780
1,825	State	4.00	4/15/2037	2,025
6,805	University of Connecticut	5.00	4/15/2034	8,225
6,500	University of Connecticut	5.00	4/15/2035	7,828
11,175	University of Connecticut	5.00	4/15/2036	13,416
				183,115

District Of Columbia (0.8%)

3,870	District	5.63	10/01/2025	4,050
5,000	District	5.75	10/01/2026	5,238
6,000	District (PRE)	5.75	10/01/2027	6,460
375	District (ETM)	5.00	7/01/2023	409
1,280	District (PRE)	6.00	7/01/2033	1,512
20,560	District (LIQ - Deutsche Bank A.G.) (LOC -
	Deutsche Bank A.G.) (Put Date 7/05/2019)(a),(f)	2.13	10/01/2041	20,560
800	District(i)	5.00	7/01/2039	942
				39,171

Florida (6.3%)

2,500	Broward County Airport System	5.00	10/01/2024	2,523
1,485	Cape Coral Water & Sewer	4.00	10/01/2035	1,641
1,400	Cape Coral Water & Sewer	4.00	10/01/2036	1,542
3,000	Cape Coral Water & Sewer	4.00	10/01/2037	3,295
17,390	City of Jacksonville (Put Date 7/01/2019)(f)	1.99	5/01/2029	17,390
3,500	City of Jacksonville	5.00	10/01/2028	3,855
1,000	City of Port St. Lucie	4.00	9/01/2031	1,114
3,195	City of Port St. Lucie	4.00	7/01/2031	3,556
2,000	City of Port St. Lucie	4.00	7/01/2032	2,219
2,785	City of Port St. Lucie	4.00	7/01/2033	3,077
3,470	Cityplace Community Dev. District, 4.00%,
	11/01/2025 (INS - Assured Guaranty Municipal
	Corp.) (Zero Coupon)	0.00(j)	5/01/2033	3,076

Portfolio of Investments | 4

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$7,900	Cityplace Community Dev. District, 4.35%,
	11/01/2025 (INS - Assured Guaranty Municipal
	Corp.) (Zero Coupon)	0.00%(j)	5/01/2038 $	7,080
21,500	Escambia County (Put Date 7/01/2019)(f)	1.96	4/01/2039	21,500
1,400	Escambia County (Put Date 7/01/2019)(e),(f)	1.95	7/01/2022	1,400
1,250	Florida Higher Educational Facilities Financial Auth.	5.00	3/01/2039	1,417
2,325	Halifax Hospital Medical Center	5.00	6/01/2035	2,598
2,750	Halifax Hospital Medical Center	5.00	6/01/2036	3,098
1,250	Lake County School Board (INS - Assured Guaranty
	Municipal Corp.)	5.00	6/01/2029	1,424
2,225	Lake County School Board (INS - Assured Guaranty
	Municipal Corp.)	5.00	6/01/2030	2,525
2,500	Lee County	5.00	10/01/2023	2,866
2,700	Lee County	5.00	10/01/2024	3,180
4,000	Lee County Airport	5.00	10/01/2033	4,684
7,245	Lee County IDA	5.00	10/01/2028	7,669
1,500	Lee County IDA(i)	5.00	11/15/2039	1,744
3,750	Lee County School Board	5.00	8/01/2028	4,330
5,000	Lee Memorial Health System	4.00	4/01/2037	5,475
2,700	Manatee County (Put Date 7/01/2019)(f)	1.95	9/01/2024	2,700
6,560	Miami Beach Health Facilities Auth.	5.00	11/15/2029	7,219
2,000	Miami-Dade County	5.00	10/01/2025	2,221
6,440	Miami-Dade County Aviation (PRE)	5.00	10/01/2026	6,726
7,000	Miami-Dade County Aviation (PRE)	5.00	10/01/2027	7,310
2,000	Miami-Dade County Expressway Auth.	5.00	7/01/2030	2,289
2,000	Miami-Dade County Expressway Auth.	5.00	7/01/2031	2,280
10,000	Miami-Dade County Expressway Auth.	5.00	7/01/2028	10,998
7,000	Miami-Dade County Expressway Auth.	5.00	7/01/2029	7,686
1,000	Miami-Dade County Expressway Auth.	5.00	7/01/2029	1,140
1,610	Miami-Dade County Expressway Auth.	5.00	7/01/2030	1,834
1,255	Miami-Dade County Expressway Auth.	5.00	7/01/2031	1,431
2,000	Miami-Dade County Expressway Auth.	5.00	7/01/2032	2,272
2,000	Miami-Dade County Expressway Auth.	5.00	7/01/2033	2,266
2,000	Miami-Dade County Expressway Auth.	5.00	7/01/2034	2,260
4,750	Miami-Dade County Health Facilities Auth.	5.00	8/01/2027	5,318
4,950	Miami-Dade County Health Facilities Auth.	5.00	8/01/2028	5,535
5,250	Miami-Dade County Health Facilities Auth.	5.00	8/01/2029	5,858
3,500	Miami-Dade County Health Facilities Auth.	5.00	8/01/2030	3,888
5,780	Miami-Dade County Health Facilities Auth.	5.00	8/01/2031	6,394
2,125	Miami-Dade County IDA (Put Date 7/01/2019)(f)	1.95	6/01/2021	2,125
12,000	Orange County Health Facilities Auth.	5.25	10/01/2022	12,117
5,000	Orange County Health Facilities Auth.	5.38	10/01/2023	5,050
4,000	Orange County Health Facilities Auth.	5.00	10/01/2035	4,689
3,055	Osceola County School Board	5.00	6/01/2028	3,412
7,595	Palm Beach County Health Facilities Auth.	5.00	11/15/2023	8,301
2,615	Pinellas County Educational Facilities Auth.	6.50	10/01/2031	2,828
2,045	Pinellas County Educational Facilities Auth.	5.38	10/01/2026	2,169
1,995	Pinellas County Educational Facilities Auth.	5.00	10/01/2021	2,098
1,080	Pinellas County Educational Facilities Auth.	4.00	10/01/2022	1,125
1,415	Pinellas County Educational Facilities Auth.	4.00	10/01/2023	1,469
1,895	Pinellas County Educational Facilities Auth.	5.00	10/01/2027	2,019
4,000	Putnam County Dev. Auth. (Put Date 7/01/2019)(f)	1.95	9/01/2024	4,000
2,000	School District of Broward County	5.00	7/01/2029	2,349
2,000	School District of Broward County	5.00	7/01/2030	2,345
3,195	Southeast Overtown Park West Community Redev.
	Agency(a)	5.00	3/01/2030	3,578
12,700	St. Lucie County (Put Date 7/01/2019)(f)	1.93	9/01/2028	12,700
7,370	St. Lucie County Sales Tax (INS - Assured Guaranty
	Municipal Corp.)	5.00	10/01/2028	8,322
2,045	St. Lucie County School Board	5.00	7/01/2025	2,303
1,500	St. Lucie County School Board	5.00	7/01/2026	1,683
5,525	Sunshine State Governmental Financing
	Commission	5.00	9/01/2020	5,762
8,970	Sunshine State Governmental Financing
	Commission	5.00	9/01/2019	9,024

5| USAA Tax Exempt Intermediate-Term Fund

Principal					Market
Amount			Coupon	Final	Value
(000)		Security	Rate	Maturity	(000)

	$1,055 Sunshine State Governmental Financing
		Commission (INS - Assured Guaranty Municipal
		Corp.)	5.00%	9/01/2021 $	1,134
	1,000	Volusia County Educational Facility Auth.	5.00	10/15/2028	1,159
	1,000	Volusia County Educational Facility Auth.	5.00	10/15/2029	1,154
	1,500	Volusia County Educational Facility Auth.	5.00	10/15/2030	1,725
	1,560	Volusia County Educational Facility Auth.	5.00	10/15/2032	1,783
					308,326

Georgia (0.5%)

2,500	Appling County Dev. Auth. (Put Date 7/01/2019)(f)	2.01	9/01/2041	2,500
4,100	Burke County Dev. Auth. (Put Date 7/01/2019)(f)	2.07	7/01/2049	4,100
1,500	Main Street Natural Gas, Inc.	5.00	5/15/2037	1,959
2,500	Main Street Natural Gas, Inc.	5.00	5/15/2038	3,277
5,200	Monroe County Dev. Auth. (Put Date 7/01/2019)(f)	2.01	11/01/2048	5,200
3,000	Private Colleges & Universities Auth.	5.25	10/01/2027	3,228
2,000	Private Colleges & Universities Auth.	5.25	10/01/2027	2,199
				22,463

Guam (0.4%)

1,500	Government	5.00	12/01/2030	1,701
2,000	Government	5.00	12/01/2031	2,256
1,000	Power Auth. (INS - Assured Guaranty Municipal
	Corp.)	5.00	10/01/2027	1,103
1,000	Power Auth. (INS - Assured Guaranty Municipal
	Corp.)	5.00	10/01/2030	1,098
1,000	Power Auth.	5.00	10/01/2029	1,112
1,000	Power Auth.	5.00	10/01/2030	1,107
695	Power Auth.	5.00	10/01/2031	767
1,000	Power Auth. (INS - Assured Guaranty Municipal
	Corp.)	5.00	10/01/2032	1,138
1,000	Waterworks Auth.	5.00	7/01/2028	1,093
3,000	Waterworks Auth.	5.25	7/01/2033	3,271
750	Waterworks Auth.	5.00	7/01/2023	832
600	Waterworks Auth.	5.00	7/01/2024	680
750	Waterworks Auth.	5.00	7/01/2025	845
1,000	Waterworks Auth.	5.00	7/01/2029	1,111
1,250	Waterworks Auth.	5.00	7/01/2036	1,401
1,000	Waterworks Auth.	5.00	7/01/2036	1,136
				20,651

Idaho (0.3%)

5,805	Health Facilities Auth.	5.00	3/01/2035	6,867
4,085	Health Facilities Auth.	5.00	3/01/2036	4,809
3,000	Health Facilities Auth.	5.00	3/01/2037	3,514
				15,190

Illinois (14.8%)

5,000	Chicago Board of Education (INS - Assured
	Guaranty Municipal Corp.) (LIQ - Deutsche Bank
	A.G.) (LOC - Deutsche Bank A.G.) (Put Date
	7/05/2019)(a),(f)	2.23	12/01/2039	5,000
12,000	Chicago Board of Education (LIQ - Deutsche Bank
	A.G.) (LOC - Deutsche Bank A.G.) (Put Date
	7/05/2019)(a),(f)	2.19	12/01/2039	12,000
6,525	Chicago Midway International Airport	5.00	1/01/2027	7,281
1,635	Chicago Midway International Airport	5.25	1/01/2033	1,822
11,750	Chicago Midway International Airport	5.00	1/01/2029	13,389
5,175	Chicago Midway International Airport	5.00	1/01/2030	5,875
6,000	Chicago Midway International Airport	5.00	1/01/2032	6,773
8,910	Chicago Midway International Airport	5.00	1/01/2031	10,083
3,500	Chicago Midway International Airport	4.00	1/01/2034	3,800
3,000	Chicago Midway International Airport	4.00	1/01/2035	3,244
9,000	Chicago O'Hare International Airport	5.25	1/01/2024	9,173

Portfolio of Investments | 6

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$3,620	Chicago O'Hare International Airport (INS - Assured
	Guaranty Municipal Corp.)	5.00%	1/01/2028 $	4,034
1,500	Chicago O'Hare International Airport (INS - Assured
	Guaranty Municipal Corp.)	5.00	1/01/2029	1,668
2,150	Chicago O'Hare International Airport (INS - Assured
	Guaranty Municipal Corp.)	5.13	1/01/2030	2,397
13,480	Chicago O'Hare International Airport	5.25	1/01/2029	15,078
11,560	Chicago O'Hare International Airport	5.00	1/01/2033	13,231
5,675	Chicago O'Hare International Airport	5.00	1/01/2034	6,480
1,000	Chicago Wastewater Transmission	5.00	1/01/2031	1,105
1,000	Chicago Wastewater Transmission	5.00	1/01/2032	1,102
3,500	Chicago Wastewater Transmission	5.00	1/01/2033	3,917
1,000	Chicago Wastewater Transmission	5.00	1/01/2034	1,116
1,250	Chicago Wastewater Transmission	5.00	1/01/2035	1,391
8,000	Chicago Wastewater Transmission	5.00	1/01/2035	9,199
2,000	Chicago Waterworks	5.00	11/01/2031	2,253
2,000	Chicago Waterworks	5.00	11/01/2033	2,243
1,500	Chicago Waterworks	5.00	11/01/2028	1,766
725	Chicago Waterworks	5.00	11/01/2029	849
2,000	Chicago Waterworks	5.00	11/01/2030	2,330
1,000	Chicago Waterworks	5.00	11/01/2029	1,171
1,000	Chicago Waterworks	5.00	11/01/2031	1,160
2,105	Chicago Waterworks (INS - Assured Guaranty
	Municipal Corp.)	5.25	11/01/2034	2,509
1,635	Chicago Waterworks (INS - Assured Guaranty
	Municipal Corp.)	5.25	11/01/2035	1,943
2,665	Chicago Waterworks	5.00	11/01/2036	3,086
3,145	Chicago Waterworks (INS - Assured Guaranty
	Municipal Corp.)	5.00	11/01/2036	3,667
2,500	Chicago Waterworks (INS - Assured Guaranty
	Municipal Corp.)	5.00	11/01/2037	2,906
30,000	City of Chicago (INS - National Public Finance
	Guarantee Corp.) (Zero Coupon)(b)	0.00	1/01/2023	27,435
2,134	City of Chicago	6.63	12/01/2022	2,139
8,500	City of Springfield	5.00	12/01/2030	9,835
3,000	City of Springfield Electric (INS - Assured Guaranty
	Municipal Corp.)	5.00	3/01/2034	3,412
2,500	Cook County	5.00	11/15/2031	2,851
2,000	Cook County	5.00	11/15/2034	2,261
2,000	Cook County	5.00	11/15/2035	2,254
3,750	Cook County Sales Tax	4.00	11/15/2034	4,102
7,000	Cook County Sales Tax	5.00	11/15/2035	8,232
5,000	Cook County Sales Tax	5.00	11/15/2036	5,862
4,500	Educational Facilities Auth.	4.45	11/01/2036	4,920
9,750	Educational Facilities Auth.	4.00	11/01/2036	10,502
2,220	Educational Facilities Auth.	3.90	11/01/2036	2,369
3,700	Finance Auth.	5.00	11/15/2034	4,219
4,000	Finance Auth.	5.00	8/15/2035	4,503
1,400	Finance Auth.	5.00	5/15/2036	1,495
1,000	Finance Auth.	5.00	8/15/2034	1,135
2,000	Finance Auth.	5.00	4/01/2023	2,002
4,165	Finance Auth.	5.00	4/01/2025	4,168
2,080	Finance Auth. (ETM)	5.00	2/15/2020	2,127
1,710	Finance Auth. (PRE)	5.00	2/15/2022	1,748
7,140	Finance Auth. (PRE)	5.13	2/15/2025	7,306
20,000	Finance Auth.	3.90	3/01/2030	21,353
3,000	Finance Auth.	5.00	11/15/2035	3,405
1,875	Finance Auth.	5.00	5/15/2031	2,025
1,670	Finance Auth.	3.25	5/15/2022	1,682
3,065	Finance Auth.	4.00	5/15/2027	3,188
7,665	Finance Auth.	5.38	8/15/2026	8,213
8,210	Finance Auth.	4.50	5/15/2025	8,764
8,250	Finance Auth.	5.50	7/01/2028	9,336
1,000	Finance Auth.	5.00	5/15/2030	1,114
1,100	Finance Auth.	5.00	5/15/2035	1,208

7| USAA Tax Exempt Intermediate-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$3,385	Finance Auth.	5.00%	9/01/2034 $	3,837
3,500	Finance Auth.	5.00	12/01/2034	3,993
5,000	Finance Auth.	4.00	12/01/2035	5,293
3,000	Finance Auth.	4.00	12/01/2036	3,167
18,000	Finance Auth.	4.00	2/15/2036	19,716
1,000	Finance Auth.	4.00	10/01/2031	1,103
1,000	Finance Auth.	4.00	10/01/2032	1,100
1,000	Finance Auth.	4.00	10/01/2034	1,093
1,500	Finance Auth.	5.00	8/15/2032	1,713
1,155	Finance Auth.	5.00	8/15/2033	1,315
1,000	Finance Auth.	5.00	2/15/2037	1,132
7,650	Finance Auth.	5.00	2/15/2027	7,800
1,435	Finance Auth.	5.40	4/01/2027	1,436
600	Finance Auth.	5.00	10/01/2035	733
700	Finance Auth.	5.00	10/01/2037	848
700	Finance Auth.	5.00	10/01/2039	844
2,800	Kane, Cook & DuPage Counties School District No.
	U-46	5.00	1/01/2032	3,130
4,000	Kane, Cook & DuPage Counties School District No.
	U-46	5.00	1/01/2033	4,447
5,000	Kendall Kane & Will Counties Community Unit
	School District No. 308	5.00	2/01/2035	5,720
6,000	Kendall Kane & Will Counties Community Unit
	School District No. 308	5.00	2/01/2036	6,846
1,210	Madison County Community Unit School District No.
	7 (INS - Build America Mutual Assurance Co.)	5.00	12/01/2028	1,390
1,250	Madison County Community Unit School District No.
	7 (INS - Build America Mutual Assurance Co.)	5.00	12/01/2029	1,434
1,000	Madison-Macoupin Etc Counties CCD No. 536 (INS
	- Assured Guaranty Municipal Corp.)	5.00	11/01/2031	1,166
2,000	Madison-Macoupin Etc Counties CCD No. 536 (INS
	- Assured Guaranty Municipal Corp.)	5.00	11/01/2032	2,325
750	Madison-Macoupin Etc Counties CCD No. 536 (INS
	- Assured Guaranty Municipal Corp.)	5.00	11/01/2033	869
5,000	Metropolitan Pier & Exposition Auth. (INS - Assured
	Guaranty Municipal Corp.) (Zero Coupon)	0.00	6/15/2026	4,218
14,650	Municipal Electric Agency	4.00	2/01/2033	15,867
1,800	Northern Illinois Municipal Power Agency	4.00	12/01/2031	1,985
2,100	Northern Illinois Municipal Power Agency	4.00	12/01/2032	2,306
4,000	Northern Illinois Municipal Power Agency	4.00	12/01/2033	4,373
5,000	Northern Illinois Municipal Power Agency	4.00	12/01/2035	5,412
10,000	Railsplitter Tobacco Settlement Auth. (PRE)	5.50	6/01/2023	10,781
23,160	Regional Transportation Auth.	4.00	7/01/2034	25,316
11,650	Regional Transportation Auth.	4.00	7/01/2035	12,658
3,700	Sangamon County School District No. 186 (INS -
	Build America Mutual Assurance Co.)	5.00	2/01/2024	4,244
7,200	Sangamon County School District No. 186 (INS -
	Build America Mutual Assurance Co.)	5.00	2/01/2025	8,235
4,215	Sangamon County School District No. 186 (INS -
	Build America Mutual Assurance Co.)	5.00	2/01/2026	4,794
5,000	Sports Facilities Auth. (INS - Assured Guaranty
	Municipal Corp.)	5.25	6/15/2031	5,591
3,000	Sports Facilities Auth. (INS - Assured Guaranty
	Municipal Corp.)	5.25	6/15/2030	3,367
5,000	Sports Facilities Auth. (INS - Assured Guaranty
	Municipal Corp.)	5.25	6/15/2032	5,579
5,000	State (INS - Assured Guaranty Municipal Corp.)	5.00	1/01/2021	5,085
7,000	State (INS - Assured Guaranty Municipal Corp.)	4.00	2/01/2030	7,637
10,000	State	5.00	11/01/2032	11,183
10,000	State (INS - Assured Guaranty Municipal Corp.)	5.00	4/01/2029	10,970
9,000	State	5.25	2/01/2031	9,888
2,990	State (LIQ - Barclays Bank plc) (LOC - Barclays
	Bank plc) (Put Date 7/05/2019)(a),(f)	1.96	4/01/2037	2,990
18,995	State (LIQ - Barclays Bank plc) (LOC - Barclays
	Bank plc) (Put Date 7/05/2019)(a),(f)	1.96	2/01/2039	18,995

Portfolio of Investments | 8

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$15,500	State	5.00%	11/01/2029 $	17,765
10,000	State (INS - Build America Mutual Assurance Co.)	5.00	11/01/2025	11,622
11,000	State	5.00	9/01/2025	12,480
5,870	Toll Highway Auth.	5.00	1/01/2034	6,774
5,600	Toll Highway Auth.	5.00	1/01/2035	6,445
7,000	Toll Highway Auth.	5.00	1/01/2036	8,038
5,000	Toll Highway Auth.	5.00	12/01/2032	5,830
12,475	University of Illinois	4.00	4/01/2033	13,283
1,750	Village of Bolingbrook (INS - Assured Guaranty
	Municipal Corp.)	5.00	1/01/2029	2,118
1,500	Village of Bolingbrook (INS - Assured Guaranty
	Municipal Corp.)	5.00	1/01/2030	1,805
2,400	Village of Bolingbrook (INS - Assured Guaranty
	Municipal Corp.)	5.00	1/01/2031	2,868
2,350	Village of Bolingbrook (INS - Assured Guaranty
	Municipal Corp.)	5.00	1/01/2032	2,795
1,450	Village of Bolingbrook (INS - Assured Guaranty
	Municipal Corp.)	5.00	1/01/2033	1,718
1,500	Village of Bolingbrook (INS - Assured Guaranty
	Municipal Corp.)	5.00	1/01/2038	1,743
5,225	Village of Gilberts (INS - Build America Mutual
	Assurance Co.)	5.00	3/01/2030	5,828
2,010	Village of Rosemont (INS - Assured Guaranty
	Municipal Corp.)	5.00	12/01/2025	2,354
2,110	Village of Rosemont (INS - Assured Guaranty
	Municipal Corp.)	5.00	12/01/2026	2,519
1,250	Volo Village Special Service Area No. 3 & 6 (INS -
	Assured Guaranty Municipal Corp.)	4.00	3/01/2036	1,309
2,997	Volo Village Special Service Area No. 3 & 6 (INS -
	Assured Guaranty Municipal Corp.)	5.00	3/01/2034	3,426
1,835	Williamson, Jackson, Etc Counties Community Unit
	School District No. 4 (INS - Assured Guaranty
	Municipal Corp.)	5.00	12/01/2028	2,075
1,925	Williamson, Jackson, Etc Counties Community Unit
	School District No. 4 (INS - Assured Guaranty
	Municipal Corp.)	5.00	12/01/2029	2,172
2,025	Williamson, Jackson, Etc Counties Community Unit
	School District No. 4 (INS - Assured Guaranty
	Municipal Corp.)	5.00	12/01/2030	2,276
6,000	Williamson, Jackson, Etc Counties Community Unit
	School District No. 4 (INS - Assured Guaranty
	Municipal Corp.)	5.00	12/01/2034	6,678
				728,051

Indiana (1.4%)

5,750	City of Rockport	3.05	6/01/2025	6,003
10,500	Finance Auth.	5.00	6/01/2032	10,877
1,470	Finance Auth.	5.00	5/01/2024	1,653
1,200	Finance Auth.	5.00	5/01/2027	1,341
6,000	Finance Auth.	3.13	12/01/2024	6,391
1,250	Finance Auth.	5.00	9/01/2030	1,484
1,500	Finance Auth.	5.00	9/01/2031	1,772
4,000	Finance Auth. (Put Date 9/03/2019)(b),(c)	1.50	5/01/2028	4,001
3,000	Finance Auth.	5.00	11/15/2038	3,381
2,000	Finance Auth.	5.00	11/15/2033	2,279
3,660	Finance Auth.(i)	4.00	7/01/2036	3,994
4,030	Finance Auth.(i)	4.00	7/01/2038	4,366
3,605	Finance Auth.(i)	4.00	7/01/2039	3,895
1,165	Hammond Multi-School Building Corp.	5.00	7/15/2033	1,380
1,000	Hammond Multi-School Building Corp.	5.00	7/15/2034	1,180
1,250	Hammond Multi-School Building Corp.	5.00	7/15/2035	1,468
3,000	Hammond Multi-School Building Corp.	5.00	7/15/2038	3,475
6,500	Richmond Hospital Auth.	5.00	1/01/2035	7,269
				66,209

9| USAA Tax Exempt Intermediate-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

Iowa (0.6%)

$5,425	Finance Auth.	4.00%	8/15/2035 $	5,802
15,105	Finance Auth.	4.00	8/15/2036	16,114
2,475	Waterloo Community School District (PRE)	5.00	7/01/2024	2,475
2,775	Waterloo Community School District (PRE)	5.00	7/01/2025	2,775
4,510	Waterloo Community School District (PRE)	5.00	7/01/2027	4,510
				31,676

Kansas (0.4%)

6,550	City of Burlington (Put Date 7/05/2019)(e),(f)	2.13	9/01/2035	6,550
10,000	City of Wichita	4.63	9/01/2033	10,121
3,000	City of Wichita	4.20	9/01/2027	3,044
				19,715

Kentucky (2.7%)

2,410	City of Ashland	4.00	2/01/2036	2,443
795	City of Pikeville (PRE)	5.75	3/01/2026	852
2,930	City of Pikeville	5.75	3/01/2026	3,086
4,000	Economic Dev. Finance Auth. (Put Date
	9/03/2019)(c)	1.50	4/01/2031	4,001
5,740	Economic Dev. Finance Auth. (Put Date
	7/05/2019)(f)	2.05	5/01/2034	5,740
6,750	Economic Dev. Finance Auth.	5.00	5/15/2026	7,494
7,205	Economic Dev. Finance Auth.	5.00	5/15/2031	7,818
2,500	Economic Dev. Finance Auth.	5.00	5/15/2036	2,675
6,130	Economic Dev. Finance Auth. (Zero Coupon)	0.00	10/01/2024	5,410
2,760	Louisville/Jefferson County Metropolitan Gov't	5.00	12/01/2023	3,011
7,160	Louisville/Jefferson County Metropolitan Gov't	5.00	12/01/2024	7,811
3,830	Louisville/Jefferson County Metropolitan Gov't	5.00	12/01/2022	4,181
7,000	Municipal Power Agency (Put Date 3/01/2026)(c)	3.45	9/01/2042	7,303
20,000	Public Energy Auth. (Put Date 6/01/2025)(c)	4.00	12/01/2049	22,048
20,000	Public Energy Auth. (MUNIPSA + 1.05%) (Put Date
	6/01/2025)(c)	2.95(d)	12/01/2049	20,116
2,000	State Property & Building Commission	5.00	2/01/2032	2,310
2,250	State Property & Building Commission	5.00	2/01/2033	2,593
1,000	State Property & Building Commission	5.00	5/01/2035	1,186
1,000	State Property & Building Commission	5.00	5/01/2036	1,182
3,000	State Property & Building Commission	5.00	5/01/2037	3,526
15,000	Trimble County	3.75	6/01/2033	15,949
				130,735

Louisiana (5.5%)

2,750	Jefferson Parish Hospital Service District No. 1
	(PRE) (INS - Assured Guaranty Municipal Corp.)	5.50	1/01/2026	2,916
3,000	Jefferson Parish Hospital Service District No. 1
	(PRE) (INS - Assured Guaranty Municipal Corp.)	5.38	1/01/2031	3,176
3,750	Local Government Environmental Facilities &
	Community Dev. Auth.	6.50	8/01/2029	3,947
18,750	Local Government Environmental Facilities &
	Community Dev. Auth.	3.50	11/01/2032	19,439
2,000	New Orleans Aviation Board (INS - Assured
	Guaranty Municipal Corp.)	5.00	10/01/2037	2,370
1,840	New Orleans Aviation Board (INS - Assured
	Guaranty Municipal Corp.)	5.00	1/01/2035	2,188
1,250	New Orleans Aviation Board (INS - Assured
	Guaranty Municipal Corp.)	5.00	1/01/2036	1,483
1,500	New Orleans Aviation Board (INS - Assured
	Guaranty Municipal Corp.)	5.00	1/01/2037	1,771
1,300	New Orleans Aviation Board (INS - Assured
	Guaranty Municipal Corp.)	5.00	1/01/2038	1,532
700	New Orleans Sewerage Service	5.00	6/01/2031	805
1,150	New Orleans Sewerage Service	5.00	6/01/2032	1,319
1,500	New Orleans Sewerage Service	5.00	6/01/2034	1,707

Portfolio of Investments | 10

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$1,500	New Orleans Water System	5.00%	12/01/2033 $	1,716
1,500	New Orleans Water System	5.00	12/01/2035	1,703
17,370	Parish of East Baton Rouge (Put Date 7/01/2019)(f)	1.89	11/01/2019	17,370
2,000	Public Facilities Auth. (INS - Assured Guaranty
	Municipal Corp.)	5.00	6/01/2036	2,296
14,000	Public Facilities Auth.	3.50	6/01/2030	14,239
2,735	Public Facilities Auth.	4.00	12/15/2032	3,035
3,095	Public Facilities Auth.	4.00	12/15/2033	3,427
1,745	Public Facilities Auth.	5.00	7/01/2028	2,041
1,695	Public Facilities Auth.	5.00	7/01/2030	1,959
750	Public Facilities Auth.	5.00	7/01/2033	853
2,975	Public Facilities Auth.	5.00	5/15/2034	3,471
2,000	Public Facilities Auth.	5.00	5/15/2035	2,324
1,560	Public Facilities Auth.	5.00	5/15/2036	1,805
25	Public Facilities Auth. (PRE)	5.00	5/15/2034	31
35	Public Facilities Auth. (PRE)	4.00	5/15/2035	41
2,225	Public Facilities Auth.	5.00	5/15/2034	2,560
3,465	Public Facilities Auth.	4.00	5/15/2035	3,708
15	Public Facilities Auth. (PRE)	4.00	5/15/2036	17
1,485	Public Facilities Auth.	4.00	5/15/2036	1,581
55	Public Facilities Auth. (PRE)	5.00	7/01/2033	66
85	Public Facilities Auth. (PRE)	5.00	7/01/2034	102
8,940	Public Facilities Auth.	5.00	7/01/2033	10,175
13,465	Public Facilities Auth.	5.00	7/01/2034	15,266
5,330	Shreveport Water & Sewer (INS - Build America
	Mutual Assurance Co.)	5.00	12/01/2031	6,086
5,125	Shreveport Water & Sewer (INS - Build America
	Mutual Assurance Co.)	5.00	12/01/2032	5,836
1,515	Shreveport Water & Sewer (INS - Assured Guaranty
	Municipal Corp.)	5.00	12/01/2033	1,768
1,500	Shreveport Water & Sewer (INS - Assured Guaranty
	Municipal Corp.)	5.00	12/01/2034	1,745
1,510	Shreveport Water & Sewer (INS - Assured Guaranty
	Municipal Corp.)	5.00	12/01/2035	1,753
1,000	Shreveport Water & Sewer (INS - Build America
	Mutual Assurance Co.)	5.00	12/01/2030	1,228
2,000	Shreveport Water & Sewer (INS - Build America
	Mutual Assurance Co.)	5.00	12/01/2031	2,444
16,750	St. Charles Parish (Put Date 6/01/2022)(c)	4.00	12/01/2040	17,669
33,500	St. James Parish (Put Date 7/05/2019)(f)	2.09	11/01/2040	33,500
34,000	St. James Parish (Put Date 7/05/2019)(f)	2.05	11/01/2040	34,000
1,000	State University & Agricultural & Mechanical College	4.00	7/01/2031	1,100
1,000	State University & Agricultural & Mechanical College	4.00	7/01/2032	1,097
1,000	State University & Agricultural & Mechanical College	4.00	7/01/2033	1,094
875	Terrebonne Parish Hospital Service District No. 1
	(PRE)	5.00	4/01/2022	899
925	Terrebonne Parish Hospital Service District No. 1
	(PRE)	5.00	4/01/2023	950
720	Terrebonne Parish Hospital Service District No. 1
	(PRE)	4.65	4/01/2024	738
1,535	Terrebonne Parish Hospital Service District No. 1
	(PRE)	5.00	4/01/2028	1,577
1,565	Terrebonne Parish Hospital Service District No. 1	5.00	4/01/2022	1,604
1,645	Terrebonne Parish Hospital Service District No. 1	5.00	4/01/2023	1,685
1,280	Terrebonne Parish Hospital Service District No. 1	4.65	4/01/2024	1,305
2,715	Terrebonne Parish Hospital Service District No. 1	5.00	4/01/2028	2,770
5,000	Tobacco Settlement Financing Corp.	5.00	5/15/2023	5,581
10,000	Tobacco Settlement Financing Corp.	5.25	5/15/2031	10,537
				269,405

Maine (0.3%)

11,500	Health & Higher Educational Facilities Auth.	6.00	7/01/2026	12,269
1,635	Health & Higher Educational Facilities Auth.	5.00	7/01/2024	1,804

11 | USAA Tax Exempt Intermediate-Term Fund

Principal					Market
Amount			Coupon	Final	Value
(000)		Security	Rate	Maturity	(000)

	$1,000	Health & Higher Educational Facilities Auth.	5.00%	7/01/2026 $	1,100
	1,000	Health & Higher Educational Facilities Auth.	5.00	7/01/2027	1,097
					16,270

Maryland (1.6%)

3,000	City of Gaithersburg	5.00	1/01/2033	3,404
1,000	City of Gaithersburg	5.00	1/01/2036	1,129
1,250	EDC	5.00	6/01/2030	1,523
1,000	EDC	5.00	6/01/2031	1,203
1,000	EDC	5.00	6/01/2032	1,199
2,000	EDC	5.00	6/01/2035	2,378
29,600	Health & Higher Educational Facilities Auth. (LIQ -
	Deutsche Bank A.G.) (LOC - Deutsche Bank
	A.G.) (Put Date 7/05/2019)(a),(f),(i)	2.00	8/15/2042	29,600
1,000	Health & Higher Educational Facilities Auth.	5.00	7/01/2033	1,152
1,000	Health & Higher Educational Facilities Auth.	5.00	7/01/2034	1,146
1,310	Health & Higher Educational Facilities Auth.	5.00	7/01/2035	1,497
1,000	Health & Higher Educational Facilities Auth.	5.00	7/01/2036	1,138
1,415	Health & Higher Educational Facilities Auth.	5.50	1/01/2029	1,733
1,750	Health & Higher Educational Facilities Auth.	5.50	1/01/2030	2,131
1,585	Health & Higher Educational Facilities Auth.	5.50	1/01/2031	1,915
5,000	Health & Higher Educational Facilities Auth.	5.50	1/01/2036	5,927
1,000	Health & Higher Educational Facilities Auth.	5.00	7/01/2033	1,140
2,200	Health & Higher Educational Facilities Auth.	5.00	7/01/2034	2,501
2,500	Health & Higher Educational Facilities Auth.	5.00	7/01/2034	2,840
3,190	Health & Higher Educational Facilities Auth.	5.00	7/01/2031	3,673
6,505	Health & Higher Educational Facilities Auth.	5.00	7/01/2032	7,447
3,600	Health & Higher Educational Facilities Auth.	5.00	7/01/2033	4,110
				78,786

Massachusetts (1.7%)

110	Clean Water Trust	4.75	8/01/2025	110
2,000	Dev. Finance Agency	5.00	7/01/2030	2,069
640	Dev. Finance Agency	5.00	7/01/2020	660
1,480	Dev. Finance Agency	5.00	7/01/2022	1,605
1,720	Dev. Finance Agency	5.00	7/01/2027	1,845
450	Dev. Finance Agency	5.00	1/01/2031	529
645	Dev. Finance Agency	5.00	1/01/2032	755
535	Dev. Finance Agency	5.00	1/01/2033	624
2,155	Dev. Finance Agency	5.00	4/15/2033	2,351
700	Dev. Finance Agency	5.00	1/01/2034	815
735	Dev. Finance Agency	5.00	1/01/2035	852
1,000	Dev. Finance Agency	5.00	1/01/2036	1,156
2,000	Dev. Finance Agency	5.00	7/01/2030	2,350
1,675	Dev. Finance Agency	5.00	7/01/2031	1,956
2,000	Dev. Finance Agency	5.00	7/01/2036	2,296
1,250	Dev. Finance Agency	5.00	7/01/2032	1,476
1,250	Dev. Finance Agency	5.00	7/01/2033	1,472
1,000	Dev. Finance Agency	5.00	7/01/2034	1,173
5,780	Dev. Finance Agency (PRE)	6.00	7/01/2024	5,780
3,220	Dev. Finance Agency	6.00	7/01/2024	3,220
1,500	Dev. Finance Agency	5.00	7/01/2035	1,715
1,000	Dev. Finance Agency	5.00	7/01/2036	1,140
3,600	Dev. Finance Agency(a)	4.00	10/01/2032	3,751
1,000	Dev. Finance Agency(a)	5.00	10/01/2037	1,096
2,700	Dev. Finance Agency (PRE)	6.25	1/01/2027	2,898
1,800	Dev. Finance Agency (PRE)	6.25	1/01/2027	1,930
5,375	Dev. Finance Agency	5.00	7/01/2035	6,382
4,415	Dev. Finance Agency	5.00	7/01/2036	5,226
5,285	Dev. Finance Agency	5.00	7/01/2037	6,233
5,000	Dev. Finance Agency	5.00	7/01/2038	5,881
2,000	Dev. Finance Agency	5.00	7/01/2036	2,378
1,000	Dev. Finance Agency	5.00	7/01/2038	1,180
2,250	Dev. Finance Agency	5.00	7/01/2039	2,649
895	Dev. Finance Agency	5.00	7/01/2036	1,075

Portfolio of Investments | 12

Principal					Market
Amount			Coupon	Final	Value
(000)		Security	Rate	Maturity	(000)

	$1,215	Dev. Finance Agency	5.00%	7/01/2037 $	1,453
	335	Dev. Finance Agency	5.00	7/01/2038	399
	4,000	Health & Educational Facilities Auth.	5.00	7/15/2027	4,037
	3,110	Health & Educational Facilities Auth.	5.00	7/01/2019	3,110
					85,627

Michigan (2.0%)

1,000	Detroit Downtown Dev. Auth. (INS - Assured
	Guaranty Municipal Corp.)	5.00	7/01/2036	1,113
2,000	Detroit Downtown Dev. Auth. (INS - Assured
	Guaranty Municipal Corp.)	5.00	7/01/2037	2,221
2,000	Finance Auth. (NBGA - Michigan School Bond
	Qualification & Loan Program)	5.00	5/01/2024	2,311
1,700	Finance Auth. (NBGA - Michigan School Bond
	Qualification & Loan Program)	5.00	5/01/2025	2,012
8,200	Finance Auth.	5.00	12/01/2034	9,666
4,600	Finance Auth.	5.00	12/01/2035	5,408
6,000	Finance Auth.	4.00	11/15/2035	6,501
1,000	Finance Auth.	4.00	11/15/2036	1,080
1,000	Finance Auth.	5.00	11/01/2034	1,223
1,000	Finance Auth.	5.00	11/01/2035	1,220
1,000	Finance Auth.	5.00	11/01/2036	1,215
1,250	Finance Auth.	5.00	11/01/2037	1,509
10,000	Grand Traverse County Hospital Finance Auth.	5.00	7/01/2029	10,714
13,560	Great Lakes Water Auth. Water Supply System	4.00	7/01/2032	14,691
12,000	Kent Hospital Finance Auth.	5.00	11/15/2029	12,893
2,775	Livonia Public Schools School District (INS -
	Assured Guaranty Municipal Corp.)	5.00	5/01/2032	3,260
2,875	Livonia Public Schools School District (INS -
	Assured Guaranty Municipal Corp.)	5.00	5/01/2033	3,359
2,965	Livonia Public Schools School District (INS -
	Assured Guaranty Municipal Corp.)	5.00	5/01/2034	3,450
3,065	Livonia Public Schools School District (INS -
	Assured Guaranty Municipal Corp.)	5.00	5/01/2035	3,550
2,770	Livonia Public Schools School District (INS -
	Assured Guaranty Municipal Corp.)	5.00	5/01/2036	3,202
3,000	State Building Auth.	5.00	10/15/2029	3,402
3,000	State Trunk Line	5.00	11/01/2019	3,037
2,000	State Trunk Line	5.00	11/01/2020	2,024
				99,061

Minnesota (0.2%)

5,000	City of Minneapolis	5.00	11/15/2036	6,040
1,750	City of St. Paul Housing & Redev. Auth. (PRE)	5.00	11/15/2029	2,115
1,275	City of St. Paul Housing & Redev. Auth. (PRE)	5.00	11/15/2030	1,541
				9,696

Mississippi (1.3%)

19,850	Business Finance Corp. (Put Date 7/01/2019)(e),(f)	2.00	11/01/2035	19,850
12,160	Business Finance Corp. (Put Date 7/01/2019)(f)	2.00	12/01/2030	12,160
6,000	Business Finance Corp.	3.20	9/01/2028	6,105
12,685	Business Finance Corp. (Put Date 7/05/2019)(e),(f)	1.85	12/01/2030	12,685
7,000	Dev. Bank (INS - Assured Guaranty Municipal Corp.)	5.00	9/01/2030	7,626
1,840	Dev. Bank	5.00	4/01/2028	2,038
3,000	Hospital Equipment & Facilities Auth. (Put Date
	12/02/2019)(c)	1.80	9/01/2022	3,001
				63,465

Missouri (1.3%)

2,460	Cape Girardeau County IDA	6.00	3/01/2033	2,819
1,780	Cape Girardeau County IDA	5.00	6/01/2025	1,950
2,555	Cape Girardeau County IDA	5.00	6/01/2027	2,795
500	Cape Girardeau County IDA	5.00	3/01/2032	573
750	Cape Girardeau County IDA	5.00	3/01/2036	849

13 | USAA Tax Exempt Intermediate-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$1,000	Dev. Finance Board	5.00%	6/01/2030 $	1,115
4,215	Dev. Finance Board	5.00	6/01/2031	4,692
2,350	Health & Educational Facilities Auth.	5.25	5/01/2033	2,534
2,310	Health & Educational Facilities Auth.	5.00	5/01/2030	2,491
1,555	Health & Educational Facilities Auth.	5.00	5/15/2032	1,697
4,565	Health & Educational Facilities Auth.	5.00	5/15/2036	4,933
2,000	Health & Educational Facilities Auth.	5.00	2/01/2034	2,246
1,000	Health & Educational Facilities Auth.	5.00	2/01/2029	1,134
25,000	Missouri State Environmental Improvement &
	Energy Res. Auth.(i)	2.90	9/01/2033	24,787
1,380	St. Louis County IDA	5.00	9/01/2023	1,454
2,750	St. Louis County IDA	5.50	9/01/2033	3,024
2,040	Stoddard County IDA	6.00	3/01/2037	2,323
				61,416

Montana (0.2%)

8,500 City of Forsyth	3.90	3/01/2031	8,908

Nebraska (0.2%)

3,550	Central Plains Energy Project	5.00	9/01/2036	4,560
1,250	Douglas County Hospital Auth. No. 3	5.00	11/01/2028	1,457
1,600	Douglas County Hospital Auth. No. 3	5.00	11/01/2030	1,846
2,400	Public Power Generation Agency	5.00	1/01/2037	2,779
				10,642

Nevada (2.0%)

620	Carson City	5.00	9/01/2029	737
1,000	Carson City	5.00	9/01/2031	1,167
1,000	Carson City	5.00	9/01/2033	1,159
1,950	Carson City	5.00	9/01/2037	2,215
1,870	City of North Las Vegas (INS - Assured Guaranty
	Municipal Corp.)	4.00	6/01/2035	2,050
7,345	City of North Las Vegas (INS - Assured Guaranty
	Municipal Corp.)	4.00	6/01/2037	7,998
6,135	City of North Las Vegas (INS - Assured Guaranty
	Municipal Corp.)	4.00	6/01/2038	6,662
20,470	Clark County Department of Aviation	5.00	7/01/2032	23,425
10,845	Clark County Department of Aviation	5.00	7/01/2033	12,383
3,660	Clark County Department of Aviation	5.00	7/01/2026	4,493
2,220	Clark County Department of Aviation	5.00	7/01/2027	2,778
18,000	Humboldt County	5.15	12/01/2024	18,089
2,000	Las Vegas Convention & Visitors Auth.	4.00	7/01/2033	2,200
4,560	Las Vegas Convention & Visitors Auth.	4.00	7/01/2034	5,003
5,075	Las Vegas Convention & Visitors Auth.	4.00	7/01/2035	5,518
				95,877

New Hampshire (0.2%)

2,880	Health & Education Facilities Auth.	5.00	8/01/2034	3,454
2,700	Health & Education Facilities Auth.	5.00	8/01/2035	3,228
2,000	Health & Education Facilities Auth.	5.00	8/01/2036	2,384
1,500	Health & Education Facilities Auth.	5.00	8/01/2037	1,782
				10,848

New Jersey (6.2%)

630	Atlantic City (INS - Build America Mutual Assurance
	Co.)	5.00	3/01/2032	748
750	Atlantic City (INS - Build America Mutual Assurance
	Co.)	5.00	3/01/2037	877
1,660	Atlantic City (INS - Assured Guaranty Municipal
	Corp.)	5.00	3/01/2032	1,971
1,250	Atlantic City (INS - Assured Guaranty Municipal
	Corp.)	5.00	3/01/2037	1,462
400	Building Auth. (PRE)	4.00	6/15/2030	465

Portfolio of Investments | 14

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$600	Building Auth.	4.00%	6/15/2030 $	643
1,000	Casino Reinvestment Dev. Auth. (INS - Assured
	Guaranty Municipal Corp.)	5.00	11/01/2029	1,118
1,000	Casino Reinvestment Dev. Auth. (INS - Assured
	Guaranty Municipal Corp.)	5.00	11/01/2030	1,116
1,135	City of Bayonne (INS - Build America Mutual
	Assurance Co.)	5.00	7/01/2034	1,330
1,000	City of Bayonne (INS - Build America Mutual
	Assurance Co.)	5.00	7/01/2035	1,168
10,000	EDA (MUNIPSA + 1.60%)	3.50(d)	3/01/2028	10,039
10,000	EDA (INS - Assured Guaranty Municipal Corp.)	5.00	6/15/2025	11,396
9,000	EDA	5.25	6/15/2033	10,152
7,300	EDA (PRE)	5.25	9/01/2022	7,761
7,300	EDA (ETM)	5.25	9/01/2019	7,346
2,700	EDA	5.25	9/01/2022	2,859
2,700	EDA	5.25	9/01/2019	2,717
3,500	EDA	4.45	6/01/2023	3,592
5,125	EDA	5.00	6/15/2025	5,911
2,500	EDA	5.00	6/15/2026	2,694
18,410	EDA	5.00	3/01/2025	20,202
10,000	EDA (MUNIPSA + 1.55%)	3.45(d)	9/01/2027	10,023
1,500	EDA	3.13	7/01/2029	1,512
1,000	EDA	3.38	7/01/2030	1,014
16,455	EDA	5.00	6/15/2036	18,947
16,280	EDA	5.00	6/15/2037	18,647
5,740	Educational Facilities Auth.	5.50	9/01/2028	6,852
4,000	Educational Facilities Auth.	5.50	9/01/2029	4,743
3,000	Educational Facilities Auth.	5.50	9/01/2030	3,534
4,590	Educational Facilities Auth.	5.50	9/01/2031	5,378
8,075	Educational Facilities Auth.	5.50	9/01/2032	9,435
3,000	Educational Facilities Auth. (INS - Assured Guaranty
	Municipal Corp.)	5.00	7/01/2034	3,584
3,350	Educational Facilities Auth. (INS - Assured Guaranty
	Municipal Corp.)	5.00	7/01/2035	3,990
1,800	Educational Facilities Auth. (INS - Assured Guaranty
	Municipal Corp.)	4.00	7/01/2036	1,953
500	Educational Facilities Auth.	4.00	7/01/2033	548
750	Educational Facilities Auth.	4.00	7/01/2034	818
1,250	Educational Facilities Auth.	4.00	7/01/2035	1,361
4,535	Essex County Improvement Auth. (PRE) (INS -
	Assured Guaranty Municipal Corp.)	6.00	11/01/2025	4,809
1,500	Health Care Facilities Financing Auth. (INS -
	Assured Guaranty Municipal Corp.)	5.00	7/01/2030	1,723
2,000	Health Care Facilities Financing Auth. (INS -
	Assured Guaranty Municipal Corp.)	5.00	7/01/2027	2,324
2,000	Health Care Facilities Financing Auth.	5.00	10/01/2033	2,308
2,000	Health Care Facilities Financing Auth.	5.00	10/01/2034	2,299
2,620	Health Care Facilities Financing Auth.	5.00	10/01/2035	3,002
11,070	Morris County Improvement Auth. (LIQ - Deutsche
	Bank A.G.) (LOC - Deutsche Bank A.G.) (Put
	Date 7/05/2019)(a),(e),(f)	2.30	10/01/2047	11,070
1,455	New Brunswick Parking Auth. (INS - Build America
	Mutual Assurance Co.)	5.00	9/01/2035	1,718
2,000	New Brunswick Parking Auth. (INS - Build America
	Mutual Assurance Co.)	5.00	9/01/2036	2,354
500	Newark Housing Auth. (INS - Assured Guaranty
	Municipal Corp.)	4.00	12/01/2029	549
750	Newark Housing Auth. (INS - Assured Guaranty
	Municipal Corp.)	4.00	12/01/2030	818
500	Newark Housing Auth. (INS - Assured Guaranty
	Municipal Corp.)	4.00	12/01/2031	542
500	South Jersey Transportation Auth. LLC	5.00	11/01/2030	567
750	South Jersey Transportation Auth. LLC	5.00	11/01/2031	848
1,085	South Jersey Transportation Auth. LLC	5.00	11/01/2034	1,218
5,000	Tobacco Settlement Financing Corp.	5.00	6/01/2036	5,841

15 | USAA Tax Exempt Intermediate-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$5,000	Transportation Trust Fund Auth. (INS - AMBAC
	Assurance Corp.)	5.25%	12/15/2022 $	5,569
3,000	Transportation Trust Fund Auth.	5.00	6/15/2030	3,486
10,000	Transportation Trust Fund Auth.
	(MUNIPSA + 1.20%) (Put Date 12/15/2021)(c)	3.10(d)	6/15/2034	10,071
2,000	Transportation Trust Fund Auth.	5.25	6/15/2033	2,264
3,000	Transportation Trust Fund Auth.	5.25	6/15/2034	3,387
20,000	Transportation Trust Fund Auth. (Zero Coupon)	0.00	12/15/2025	16,776
3,000	Transportation Trust Fund Auth.	5.00	6/15/2031	3,463
10,000	Turnpike Auth.	5.00	1/01/2034	11,481
7,675	Turnpike Auth.	5.00	1/01/2034	9,019
4,725	Turnpike Auth.	5.00	1/01/2035	5,537
3,500	Turnpike Auth.	4.00	1/01/2035	3,902
				304,851

New Mexico (1.1%)

20,000	City of Farmington (Put Date 6/01/2020)(c)	5.20	6/01/2040	20,602
20,000	City of Farmington	4.70	5/01/2024	20,740
12,000	City of Farmington (Put Date 10/01/2021)(c)	1.88	4/01/2033	11,983
				53,325

New York (3.0%)

3,700	Chautauqua Tobacco Asset Securitization Corp.	5.00	6/01/2034	3,884
8,789	City of Long Beach(e)	2.75	9/06/2019	8,803
1,400	City of New York (LOC - Bank Of America, N.A.)
	(Put Date 7/01/2019)(f)	1.95	4/01/2036	1,400
2,800	City of New York (LOC - Mizuho Bank Ltd.) (Put
	Date 7/01/2019)(f)	2.15	10/01/2040	2,800
4,100	City of New York (LIQ - J.P. Morgan Chase & Co.)
	(Put Date 7/01/2019)(f)	1.95	8/01/2038	4,100
575	City of Newburgh	5.00	6/15/2023	630
5,415	City of Oyster Bay	4.00	2/15/2024	5,869
9,750	City of Oyster Bay(b)	4.00	2/15/2025	10,713
3,000	City of Oyster Bay	4.00	2/15/2026	3,329
2,600	City of Yonkers (PRE) (INS - Assured Guaranty
	Municipal Corp.)	5.00	10/01/2023	2,824
1,000	Dormitory Auth. (INS - Assured Guaranty Municipal
	Corp.)	5.00	10/01/2027	1,178
1,000	Dormitory Auth. (INS - Assured Guaranty Municipal
	Corp.)	5.00	10/01/2028	1,162
1,300	Dormitory Auth. (INS - Assured Guaranty Municipal
	Corp.)	5.00	10/01/2029	1,508
15	Dormitory Auth. (ETM)	5.00	5/01/2023	17
15	Dormitory Auth. (PRE)	5.00	5/01/2024	17
25	Dormitory Auth. (PRE)	5.00	5/01/2025	29
20	Dormitory Auth. (PRE)	5.00	5/01/2026	23
735	Dormitory Auth.	5.00	5/01/2023	813
735	Dormitory Auth.	5.00	5/01/2024	810
1,175	Dormitory Auth.	5.00	5/01/2025	1,292
980	Dormitory Auth.	5.00	5/01/2026	1,075
600	Dormitory Auth.(a)	5.00	12/01/2035	694
20,000	Dormitory Auth.	5.00	2/15/2032	23,387
200	East Rochester Housing Auth. (LOC - Citizens
	Financial Group) (Put Date 7/05/2019)(f)	2.05	12/01/2036	200
2,000	Erie County IDA	5.00	5/01/2028	2,259
1,300	Housing Finance Agency (LOC - Landesbank
	Hessen-Thuringen) (Put Date 7/01/2019)(f),(i)	1.97	5/01/2042	1,300
2,500	Hudson Yards Infrastructure Corp.	5.00	2/15/2037	2,991
880	Monroe County IDA (LOC - Citizens Financial
	Group) (Put Date 7/05/2019)(f)	2.05	7/01/2027	880
5,000	Monroe County IDC (NBGA - Federal Housing
	Administration)	5.75	8/15/2030	5,358
10,000	MTA	5.00	11/15/2034	11,684
2,000	MTA	5.00	11/15/2035	2,328

Portfolio of Investments | 16

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$2,000	MTA	5.00%	11/15/2034 $	2,337
3,000	MTA	5.00	11/15/2035	3,492
18,340	MTA	4.00	11/15/2035	20,345
1,100	Nassau County	5.00	1/01/2035	1,284
1,150	Nassau County	5.00	1/01/2036	1,337
1,670	Niagara Falls City School District (INS - Assured
	Guaranty Municipal Corp.)	5.00	6/15/2023	1,892
1,450	Niagara Falls City School District (INS - Assured
	Guaranty Municipal Corp.)	5.00	6/15/2024	1,687
1,670	Niagara Falls City School District (INS - Assured
	Guaranty Municipal Corp.)	5.00	6/15/2025	1,935
1,585	Rockland County	3.50	10/01/2021	1,630
1,190	Rockland County	3.63	10/01/2022	1,225
1,560	Rockland County	3.63	10/01/2023	1,606
1,665	Rockland County	3.63	10/01/2024	1,713
790	Saratoga County Capital Resource Corp.	5.00	12/01/2028	894
220	Suffolk County EDC (PRE)	5.00	7/01/2028	236
1,280	Suffolk County EDC	5.00	7/01/2028	1,367
1,350	Westchester County Local Dev. Corp.	5.00	1/01/2028	1,453
				147,790

North Carolina (0.3%)

4,375	Capital Facilities Finance Agency (Put Date
	9/03/2019)(c)	1.50	7/01/2034	4,376
1,500	Medical Care Commission	5.00	10/01/2025	1,703
4,805	Medical Care Commission (PRE)	6.38	7/01/2026	5,274
1,850	Medical Care Commission	5.00	10/01/2030	2,006
				13,359

North Dakota (0.3%)

11,085	City of Grand Forks	5.00	12/01/2029	11,851
4,000	Ward County	5.00	6/01/2034	4,593
				16,444

Ohio (3.0%)

5,000	Allen County Hospital Facilities	4.00	8/01/2036	5,430
10,800	Allen County Hospital Facilities	4.00	8/01/2037	11,688
3,000	American Municipal Power, Inc. (PRE)	5.00	2/15/2021	3,068
2,760	American Municipal Power, Inc. (PRE)	5.00	2/15/2022	2,822
6,765	Buckeye Tobacco Settlement Financing Auth.	5.13	6/01/2024	6,554
2,250	City of Centerville	5.25	11/01/2037	2,473
140	City of Fairview Park (INS - National Public Finance
	Guarantee Corp.)	4.13	12/01/2020	140
2,000	Cleveland Airport System	5.00	1/01/2030	2,153
1,000	Cleveland Airport System	5.00	1/01/2031	1,075
2,405	County of Ross	5.00	12/01/2039	2,895
7,430	Cuyahoga County	4.00	2/15/2029	7,899
4,000	Cuyahoga County	5.00	2/15/2037	4,498
2,805	Dayton City School District	5.00	11/01/2028	3,529
3,655	Dayton City School District	5.00	11/01/2029	4,637
3,160	Dayton City School District	5.00	11/01/2030	4,050
2,000	Dayton City School District	5.00	11/01/2031	2,576
1,350	Hamilton County	5.00	1/01/2031	1,519
1,400	Hamilton County	5.00	1/01/2036	1,557
4,365	Hamilton County Sales Tax (INS - AMBAC
	Assurance Corp.) (Zero Coupon)	0.00	12/01/2025	3,874
9,000	Hancock County (PRE)	6.50	12/01/2030	9,871
1,000	Higher Educational Facility Commission	5.00	5/01/2031	1,136
500	Higher Educational Facility Commission	5.00	5/01/2033	564
750	Southeastern Ohio Port Auth.	5.00	12/01/2035	811
750	Southeastern Ohio Port Auth.	5.50	12/01/2029	849
6,000	State	5.00	1/15/2035	6,937
3,070	State	5.00	1/15/2036	3,541
7,210	State	5.00	1/15/2034	8,360

17 | USAA Tax Exempt Intermediate-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$4,000	State (Put Date 9/03/2019)(c)	1.50%	11/01/2035 $	4,000
2,000	Turnpike & Infrastructure Commission	5.25	2/15/2029	2,256
1,500	Village of Bluffton	5.00	12/01/2031	1,785
1,500	Village of Bluffton	4.00	12/01/2032	1,622
1,600	Village of Bluffton	4.00	12/01/2033	1,730
1,795	Village of Bluffton	4.00	12/01/2034	1,933
30,000	Water Dev. Auth. (Put Date 7/18/2019)(b),(c),(k)	4.00	12/01/2033	27,600
				145,432

Oklahoma (1.0%)

2,020	Comanche County Hospital Auth.	5.00	7/01/2021	2,068
4,100	Dev. Finance Auth.	5.00	8/15/2033	4,865
18,070	Garfield County Industrial Auth. (Put Date
	7/05/2019)(f)	2.02	1/01/2025	18,070
14,200	Muskogee Industrial Trust (Put Date 7/05/2019)(f)	2.00	1/01/2025	14,200
5,600	Muskogee Industrial Trust (Put Date 7/05/2019)(f)	2.05	6/01/2027	5,600
940	Tulsa County Industrial Auth.	5.00	11/15/2028	1,086
1,780	Tulsa County Industrial Auth.	5.00	11/15/2030	2,041
				47,930

Oregon (0.0%)

500	Clackamas County Hospital Facility Auth.	5.00	11/15/2032	576
500	Clackamas County Hospital Facility Auth.	5.00	11/15/2037	569
				1,145

Pennsylvania (7.6%)

1,410	Allegheny County Higher Education Building Auth.
	(PRE)	5.13	3/01/2025	1,497
7,315	Allegheny County Hospital Dev. Auth.	5.00	4/01/2035	8,641
8,000	Allegheny County Hospital Dev. Auth.	5.00	4/01/2036	9,420
1,440	Allegheny County Hospital Dev. Auth.	4.00	7/15/2039	1,569
1,500	Allegheny County Hospital Dev. Auth.	4.00	7/15/2038	1,641
2,000	Allegheny County Hospital Dev. Auth.	4.00	7/15/2037	2,193
630	Allegheny County IDA	5.00	9/01/2021	631
1,220	Allegheny County IDA	5.10	9/01/2026	1,222
1,500	Allegheny County Sanitary Auth. (INS - Assured
	Guaranty Municipal Corp.)	4.00	12/01/2033	1,670
1,475	Allegheny County Sanitary Auth. (INS - Assured
	Guaranty Municipal Corp.)	4.00	12/01/2034	1,637
2,890	Beaver County (INS - Build America Mutual
	Assurance Co.)	4.00	4/15/2028	3,343
2,500	Beaver County (INS - Build America Mutual
	Assurance Co.)	4.00	4/15/2029	2,873
5,000	Beaver County (INS - Build America Mutual
	Assurance Co.)	4.00	4/15/2030	5,705
1,300	Berks County IDA	4.00	11/01/2033	1,412
2,000	Berks County IDA	5.00	11/01/2034	2,357
3,000	Berks County IDA	5.00	11/01/2035	3,519
11,000	Berks County Municipal Auth. (MUNIPSA + 1.50%)
	(Put Date 7/01/2022)(c)	3.40(d)	11/01/2039	11,113
3,000	Bethlehem Auth. (INS - Build America Mutual
	Assurance Co.)	5.00	11/15/2030	3,315
1,250	Bucks County IDA	5.00	10/01/2037	1,396
325	Bucks County IDA	5.00	10/01/2030	369
450	Bucks County IDA	5.00	10/01/2031	508
790	Bucks County IDA	5.00	10/01/2032	891
1,885	Butler County Hospital Auth.	5.00	7/01/2035	2,134
1,000	Chester County IDA	5.00	10/01/2034	1,091
2,750	Chester County IDA	5.13	10/15/2037	2,949
5,000	Commonwealth Financing Auth.	5.00	6/01/2034	5,735
1,250	Commonwealth Financing Auth.	5.00	6/01/2033	1,503
2,000	Commonwealth Financing Auth.	5.00	6/01/2034	2,395
6,500	Cumberland County Municipal Auth.	4.00	12/01/2026	6,580
2,000	Dauphin County General Auth.	4.00	6/01/2030	2,206

Portfolio of Investments | 18

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$1,000	Dauphin County General Auth.	4.00%	6/01/2031 $	1,097
1,000	Delaware County Auth.	5.00	10/01/2025	1,044
3,000	Delaware River Joint Toll Bridge Commission	5.00	7/01/2034	3,630
2,720	Delaware River Port Auth.	5.00	1/01/2025	3,010
13,000	Economic Dev. Finance Auth.	4.00	10/01/2023	13,427
30,000	Economic Development Financing Auth.	3.00	4/01/2039	30,110
1,625	Higher Educational Facilities Auth. (PRE)	5.00	7/01/2032	1,796
1,730	Higher Educational Facilities Auth.	5.25	7/15/2025	1,927
2,020	Higher Educational Facilities Auth.	5.25	7/15/2026	2,245
2,125	Higher Educational Facilities Auth.	5.25	7/15/2027	2,356
2,245	Higher Educational Facilities Auth.	5.25	7/15/2028	2,485
1,965	Higher Educational Facilities Auth.	5.25	7/15/2033	2,145
2,415	Higher Educational Facilities Auth.	5.00	7/15/2030	2,635
5,000	Luzerne County (INS - Assured Guaranty Municipal
	Corp.)	5.00	11/15/2029	5,851
1,750	Montgomery County Higher Education & Health
	Auth.	5.00	9/01/2034	2,102
1,850	Montgomery County Higher Education & Health
	Auth.	5.00	9/01/2035	2,215
1,750	Montgomery County Higher Education & Health
	Auth.	5.00	9/01/2037	2,081
1,100	Montgomery County Higher Education & Health
	Auth.	4.00	9/01/2036	1,200
1,000	Montgomery County Higher Education & Health
	Auth.	4.00	9/01/2037	1,085
900	Montgomery County Higher Education & Health
	Auth.	4.00	9/01/2038	973
1,000	Montgomery County Higher Education & Health
	Auth.	4.00	9/01/2039	1,079
1,200	Montgomery County IDA	5.00	11/15/2023	1,312
2,750	Montgomery County IDA	5.00	11/15/2024	3,000
1,000	Montour School District (INS - Assured Guaranty
	Municipal Corp.)	5.00	4/01/2033	1,156
1,500	Montour School District (INS - Assured Guaranty
	Municipal Corp.)	5.00	4/01/2034	1,727
1,500	Montour School District (INS - Assured Guaranty
	Municipal Corp.)	5.00	4/01/2035	1,725
4,645	Northampton County General Purpose Auth. (70%
	of 1 mo. LIBOR + 1.04%) (Put Date 8/15/2024)(c)	2.75(d)	8/15/2048	4,655
1,525	Northeastern Pennsylvania Hospital & Education
	Auth.	5.00	3/01/2037	1,670
750	Philadelphia Auth. for Industrial Dev.	5.00	5/01/2035	901
1,500	Philadelphia Auth. for Industrial Dev.	5.00	5/01/2036	1,795
1,000	Philadelphia Auth. for Industrial Dev.	5.00	5/01/2038	1,189
9,895	Philadelphia School District	5.00	9/01/2031	11,590
5,000	Philadelphia School District	5.00	9/01/2032	5,840
4,000	Philadelphia School District	5.00	9/01/2033	4,660
5,100	Philadelphia School District	5.00	9/01/2034	5,922
1,000	Philadelphia School District	5.00	9/01/2034	1,193
1,000	Philadelphia School District	5.00	9/01/2035	1,188
1,000	Philadelphia School District	5.00	9/01/2036	1,184
1,000	Philadelphia School District	5.00	9/01/2037	1,181
1,750	Pittsburgh Water & Sewer Auth. (INS - Assured
	Guaranty Municipal Corp.)(i)	4.00	9/01/2034	1,970
300	Pittsburgh Water & Sewer Auth. (INS - Assured
	Guaranty Municipal Corp.)(i)	4.00	9/01/2035	336
2,000	Reading School District (INS - Assured Guaranty
	Municipal Corp.)	5.00	3/01/2036	2,348
1,500	Reading School District (INS - Assured Guaranty
	Municipal Corp.)	5.00	3/01/2037	1,750
1,150	School District of the Erie (INS - Assured Guaranty
	Municipal Corp.)	4.00	4/01/2033	1,282
1,000	Scranton School District (INS - Build America
	Mutual Assurance Co.)	5.00	12/01/2032	1,194

19 | USAA Tax Exempt Intermediate-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$1,600	Scranton School District (INS - Build America
	Mutual Assurance Co.)	5.00%	12/01/2033 $	1,908
750	Scranton School District (INS - Build America
	Mutual Assurance Co.)	5.00	12/01/2035	889
1,350	State	5.00	7/01/2034	1,619
750	State	5.00	7/01/2035	896
800	State	5.00	7/01/2037	950
1,250	State Public School Building Auth.	5.00	4/01/2023	1,360
10,000	State Public School Building Auth.	5.00	6/01/2029	11,938
6,100	State Public School Building Auth. (INS - Assured
	Guaranty Municipal Corp.)	5.00	6/01/2031	7,203
15,380	State Public School Building Auth. (INS - Assured
	Guaranty Municipal Corp.)	4.00	12/01/2031	16,827
1,500	Turnpike Commission	5.00	12/01/2032	1,698
4,345	Turnpike Commission	5.00	12/01/2033	4,909
7,145	Turnpike Commission	5.00	12/01/2033	8,231
6,250	Turnpike Commission	5.00	12/01/2034	7,179
5,700	Turnpike Commission	5.00	12/01/2035	6,531
3,500	Turnpike Commission	5.00	12/01/2032	4,042
2,000	Turnpike Commission	5.00	12/01/2034	2,334
2,000	Turnpike Commission	5.00	12/01/2035	2,328
10,655	Turnpike Commission	5.00	6/01/2035	12,223
8,255	Turnpike Commission	5.00	6/01/2036	9,447
3,000	Turnpike Commission	5.00	12/01/2034	3,446
3,320	Turnpike Commission	5.00	12/01/2035	3,804
3,690	Turnpike Commission	5.00	12/01/2036	4,217
20,000	Turnpike Commission	4.00	6/01/2034	21,546
				372,301

Puerto Rico (0.1%)

2,600 Industrial, Tourist, Educational, Medical &
Environmental Control Facilities Financing Auth.	5.00	4/01/2027	2,629

Rhode Island (0.3%)

2,000	Health & Educational Building Corp. (PRE)	6.00	9/01/2033	2,372
2,000	Tobacco Settlement Financing Corp.	5.00	6/01/2028	2,261
2,000	Tobacco Settlement Financing Corp.	5.00	6/01/2029	2,250
2,500	Tobacco Settlement Financing Corp.	5.00	6/01/2030	2,798
1,350	Turnpike & Bridge Auth.	5.00	10/01/2033	1,580
4,345	Turnpike & Bridge Auth.	5.00	10/01/2035	5,058
				16,319

South Carolina (1.1%)

1,000	Lexington County Health Services District, Inc.	4.00	11/01/2031	1,110
1,000	Lexington County Health Services District, Inc.	4.00	11/01/2032	1,104
20,000	Patriots Energy Group Financing Agency (67% of
	1 mo. LIBOR + 0.86%) (Put Date 2/01/2024)(c)	2.50(d)	10/01/2048	19,877
7,200	Piedmont Municipal Power Agency (INS - Assured
	Guaranty Corp.)	5.00	1/01/2028	7,661
2,700	Piedmont Municipal Power Agency (INS - Assured
	Guaranty Corp.)	5.00	1/01/2028	2,873
9,835	Public Service Auth.	5.00	12/01/2034	11,491
7,000	Public Service Auth.	5.00	12/01/2035	8,156
				52,272

South Dakota (0.1%)

4,600	Health & Educational Facilities Auth. (LIQ -
	Deutsche Bank A.G.) (LOC - Deutsche Bank
	A.G.) (Put Date 7/05/2019)(a),(f)	2.07	11/01/2040	4,600
1,700	Health & Educational Facilities Auth.	5.00	11/01/2024	1,719
				6,319

Portfolio of Investments | 20

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

Tennessee (0.3%)

$3,500	Greeneville Health & Educational Facilities Board	5.00%	7/01/2037 $	4,110
2,710	Greeneville Health & Educational Facilities Board	5.00	7/01/2035	3,213
3,000	Greeneville Health & Educational Facilities Board	5.00	7/01/2036	3,551
5,000	Metropolitan Gov't Nashville & Davidson County
	Health & Educational Facilities Bd	5.00	7/01/2035	5,824
				16,698

Texas (11.4%)

1,105	Austin Convention Enterprises, Inc.	5.00	1/01/2034	1,294
550	Austin Convention Enterprises, Inc.	5.00	1/01/2034	631
2,740	Board of Managers Joint Guadalupe County-City of
	Seguin Hospital	5.00	12/01/2025	3,049
2,990	Board of Managers Joint Guadalupe County-City of
	Seguin Hospital	5.00	12/01/2027	3,288
1,640	Board of Managers Joint Guadalupe County-City of
	Seguin Hospital	5.00	12/01/2028	1,800
1,600	Board of Managers Joint Guadalupe County-City of
	Seguin Hospital	5.00	12/01/2029	1,751
1,700	Board of Managers Joint Guadalupe County-City of
	Seguin Hospital	5.00	12/01/2030	1,850
5,150	Board of Managers Joint Guadalupe County-City of
	Seguin Hospital	5.25	12/01/2035	5,700
4,240	Boerne School District (NBGA - Texas Permanent
	School Fund) (Zero Coupon)	0.00	2/01/2026	3,372
2,500	Central Texas Regional Mobility Auth. (PRE)	5.75	1/01/2025	2,554
885	Central Texas Regional Mobility Auth. (Zero
	Coupon)	0.00	1/01/2022	845
7,000	Central Texas Regional Mobility Auth. (Zero
	Coupon)	0.00	1/01/2024	6,364
2,535	Central Texas Regional Mobility Auth. (Zero
	Coupon)	0.00	1/01/2026	2,180
500	Central Texas Regional Mobility Auth.	5.00	1/01/2023	554
3,500	Central Texas Regional Mobility Auth.	5.00	1/01/2033	3,826
700	Central Texas Regional Mobility Auth.	5.00	1/01/2021	734
500	Central Texas Regional Mobility Auth.	5.00	1/01/2022	539
1,250	Central Texas Regional Mobility Auth.	5.00	1/01/2034	1,430
1,100	Central Texas Regional Mobility Auth.	5.00	1/01/2035	1,255
8,500	Central Texas Turnpike System	5.00	8/15/2034	9,570
10,000	Central Texas Turnpike System	5.00	8/15/2033	11,286
1,500	City of Arlington (INS - Build America Mutual
	Assurance Co.)	5.00	2/15/2034	1,804
1,500	City of Arlington (INS - Build America Mutual
	Assurance Co.)	5.00	2/15/2035	1,797
3,100	City of Arlington (INS - Build America Mutual
	Assurance Co.)	5.00	2/15/2036	3,702
3,305	City of Arlington (INS - Build America Mutual
	Assurance Co.)	5.00	2/15/2037	3,934
4,380	City of Arlington (INS - Build America Mutual
	Assurance Co.)	5.00	2/15/2038	5,198
1,800	City of Corpus Christi Utility System	4.00	7/15/2032	1,987
1,100	City of Corpus Christi Utility System	4.00	7/15/2033	1,209
1,050	City of Corpus Christi Utility System	4.00	7/15/2034	1,150
1,000	City of Corpus Christi Utility System	4.00	7/15/2035	1,092
2,300	City of Houston	5.00	9/01/2029	2,643
1,000	City of Houston	5.00	9/01/2030	1,143
5,615	City of Houston	5.00	9/01/2032	6,378
5,345	City of Houston	5.00	9/01/2033	6,059
2,150	City of Houston	5.00	9/01/2034	2,430
1,575	City of Houston	5.00	9/01/2035	1,777
1,300	Clifton Higher Education Finance Corp. (NBGA -
	Texas Permanent School Fund)	4.00	8/15/2032	1,443
2,000	Dallas/Fort Worth International Airport	5.25	11/01/2028	2,295
7,500	Dallas/Fort Worth International Airport	5.25	11/01/2029	8,578

21 | USAA Tax Exempt Intermediate-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$1,000	Decatur Hospital Auth.	5.25%	9/01/2029 $	1,131
1,000	Decatur Hospital Auth.	5.00	9/01/2034	1,101
1,215	Downtown Redev. Auth. (INS - Build America Mutual
	Assurance Co.)	5.00	9/01/2029	1,440
1,380	Downtown Redev. Auth. (INS - Build America Mutual
	Assurance Co.)	5.00	9/01/2030	1,629
2,000	Downtown Redev. Auth. (INS - Build America Mutual
	Assurance Co.)	5.00	9/01/2031	2,351
1,500	Downtown Redev. Auth. (INS - Build America Mutual
	Assurance Co.)	5.00	9/01/2032	1,756
2,680	Downtown Redev. Auth. (INS - Build America Mutual
	Assurance Co.)	5.00	9/01/2033	3,127
5,600	Gulf Coast IDA (Put Date 7/01/2019)(e),(f)	1.88	11/01/2041	5,600
1,400	Harris County Cultural Education Facilities Finance
	Corp.	5.00	6/01/2028	1,505
4,710	Harris County Cultural Education Facilities Finance
	Corp.	5.00	12/01/2027	5,218
40,000	Harris County IDC (PRE)	5.00	2/01/2023	40,602
750	Harris County Municipal Utility District No. 165 (INS
	- Build America Mutual Assurance Co.)	5.00	3/01/2030	868
2,030	Harris County Municipal Utility District No. 165 (INS
	- Build America Mutual Assurance Co.)	5.00	3/01/2031	2,342
2,500	Harris County Municipal Utility District No. 165 (INS
	- Build America Mutual Assurance Co.)	5.00	3/01/2032	2,877
3,850	Houston Higher Education Finance Corp.	5.25	9/01/2031	4,259
4,075	Houston Higher Education Finance Corp.	5.25	9/01/2032	4,508
4,000	Karnes County Hospital District	5.00	2/01/2029	4,392
4,000	Karnes County Hospital District	5.00	2/01/2034	4,318
740	Laredo Waterworks & Sewer System	4.00	3/01/2032	812
1,000	Laredo Waterworks & Sewer System	4.00	3/01/2033	1,092
1,000	Laredo Waterworks & Sewer System	4.00	3/01/2034	1,088
1,500	Laredo Waterworks & Sewer System	4.00	3/01/2036	1,622
3,100	Mesquite Health Facility Dev. Corp.	5.00	2/15/2026	3,355
1,075	Mesquite Health Facility Dev. Corp.	5.00	2/15/2035	1,120
2,155	New Braunfels ISD (NBGA - Texas Permanent
	School Fund) (Zero Coupon)	0.00	2/01/2023	1,948
7,500	New Hope Cultural Education Facilities Finance
	Corp.	5.00	7/01/2030	6,952
9,000	New Hope Cultural Education Facilities Finance
	Corp.	5.00	7/01/2035	8,388
1,000	New Hope Cultural Education Facilities Finance
	Corp.	5.00	11/01/2031	1,115
1,475	New Hope Cultural Education Facilities Finance
	Corp.	4.00	11/01/2036	1,539
1,635	Newark Higher Education Finance Corp.	4.00	4/01/2032	1,761
2,000	Newark Higher Education Finance Corp.	4.00	4/01/2033	2,146
4,470	Newark Higher Education Finance Corp.	4.00	4/01/2034	4,782
1,650	Newark Higher Education Finance Corp.	4.00	4/01/2035	1,758
2,150	Newark Higher Education Finance Corp.	4.00	4/01/2036	2,282
7,000	North East Texas Regional Mobility Auth.	5.00	1/01/2036	7,937
5,485	North East Texas Regional Mobility Auth.	5.00	1/01/2036	6,181
20,000	North Texas Tollway Auth. (INS - Assured Guaranty
	Corp.) (Zero Coupon)	0.00	1/01/2029	16,380
1,500	North Texas Tollway Auth.	5.00	1/01/2031	1,698
8,000	North Texas Tollway Auth.	5.00	1/01/2032	9,248
7,500	North Texas Tollway Auth.	5.00	1/01/2034	8,636
1,515	North Texas Tollway Auth.	5.00	1/01/2034	1,780
2,805	North Texas Tollway Auth.	6.00	1/01/2025	2,814
2,000	North Texas Tollway Auth. (INS - Assured Guaranty
	Municipal Corp.)	4.00	1/01/2035	2,202
1,695	North Texas Tollway Auth. (INS - Assured Guaranty
	Municipal Corp.)	4.00	1/01/2036	1,859
2,230	Permanent University Fund - University of Texas
	System	5.00	7/01/2032	2,629

Portfolio of Investments | 22

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$3,250	Permanent University Fund - University of Texas
	System	5.00%	7/01/2033 $	3,822
2,500	Permanent University Fund - University of Texas
	System	5.00	7/01/2034	2,928
34,070	Port of Port Arthur Navigation District (Put Date
	7/01/2019)(f)	2.07	4/01/2040	34,070
39,720	Port of Port Arthur Navigation District (Put Date
	7/05/2019)(f)	2.05	11/01/2040	39,720
41,975	Port of Port Arthur Navigation District (Put Date
	7/01/2019)(f)	2.07	4/01/2040	41,975
21,375	Port of Port Arthur Navigation District (Put Date
	7/01/2019)(f)	2.06	4/01/2040	21,375
14,935	San Antonio Housing Trust Finance Corp. (NBGA -
	Federal Home Loan Mortgage Corp.) (Put Date
	10/01/2028)(c)	3.50	4/01/2043	15,387
5,000	Tarrant County Cultural Education Facilities Finance
	Corp.	6.63	11/15/2037	5,747
2,000	Tarrant County Cultural Education Facilities Finance
	Corp.	3.88	11/15/2022	2,001
2,145	Tarrant County Cultural Education Facilities Finance
	Corp.	5.00	11/15/2030	2,517
2,250	Tarrant County Cultural Education Facilities Finance
	Corp.	5.00	11/15/2031	2,620
2,365	Tarrant County Cultural Education Facilities Finance
	Corp.	5.00	11/15/2032	2,743
2,175	Tarrant County Cultural Education Facilities Finance
	Corp.	5.00	11/15/2037	2,477
18,225	Tarrant County Cultural Education Facilities Finance
	Corp.	5.00	7/01/2037	21,925
19,115	Tarrant County Cultural Education Facilities Finance
	Corp.	5.00	7/01/2038	22,931
7,235	Transportation Commission State Highway Fund	5.00	10/01/2026	8,974
6,960	Trophy Club Public Improvement District No. 1 (INS -
	Assured Guaranty Municipal Corp.)	5.00	6/01/2033	8,035
10,000	Tyler Health Facilities Dev. Corp. (PRE)	5.50	7/01/2027	10,784
				560,670

U. S. Virgin Islands (0.1%)

6,500 Public Finance Auth.(a)	5.00	9/01/2030	7,181

Utah (0.1%)

4,767	Jordanelle Special Service District(a),(b)	12.00	8/01/2030	4,052
2,610	Jordanelle Special Service District(a),(b)	12.00	8/01/2030	2,218
				6,270

Vermont (0.3%)

9,000	EDA	5.00	12/15/2020	9,381
2,500	Educational & Health Buildings Financing Agency	5.00	12/01/2036	2,912
				12,293

Virginia (1.0%)

1,175	Chesapeake Hospital Auth.	4.00	7/01/2036	1,304
1,205	Chesapeake Hospital Auth.	4.00	7/01/2037	1,333
985	College Building Auth.	5.00	6/01/2021	986
11,280	College Building Auth.	5.00	6/01/2026	11,284
10,000	College Building Auth.	4.00	2/01/2034	11,179
3,000	College Building Auth.	4.00	2/01/2036	3,333
2,150	Fairfax County EDA	5.00	10/01/2036	2,395
10,000	Roanoke EDA	5.00	7/01/2025	10,365
750	Stafford County EDA	5.00	6/15/2033	879
2,620	Stafford County EDA	5.00	6/15/2034	3,058
1,930	Stafford County EDA	5.00	6/15/2035	2,247
				48,363

23 | USAA Tax Exempt Intermediate-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

Washington (0.4%)

$3,090 Health Care Facilities Auth.		5.00%	8/15/2033 $	3,566
3,470	Health Care Facilities Auth.	5.00	8/15/2034	3,990
2,355	Health Care Facilities Auth.	5.00	7/01/2035	2,810
2,250	Health Care Facilities Auth.	5.00	7/01/2036	2,677
3,125	Health Care Facilities Auth.	4.00	7/01/2037	3,385
5,000	Tobacco Settlement Auth.	5.25	6/01/2031	5,139
				21,567

West Virginia (0.4%)

1,850	Hospital Finance Auth.	5.00	6/01/2033	2,184
2,970	Hospital Finance Auth.	5.00	6/01/2034	3,495
2,405	Hospital Finance Auth.	5.00	6/01/2035	2,821
2,360	Hospital Finance Auth.	5.00	1/01/2034	2,814
2,920	Hospital Finance Auth.	5.00	1/01/2035	3,460
1,000	Hospital Finance Auth.	5.00	9/01/2038	1,194
1,000	Hospital Finance Auth.	5.00	9/01/2039	1,190
				17,158

Wisconsin (0.6%)

2,000	Health & Educational Facilities Auth. (PRE)		5.00	7/15/2028	2,148
1,500	Health & Educational Facilities Auth. (PRE)		5.00	8/15/2026	1,666
1,935	Health & Educational Facilities Auth. (PRE)		5.00	8/15/2029	2,150
5,000	Health & Educational Facilities Auth. (PRE)		5.13	4/15/2031	5,702
1,000	Health & Educational Facilities Auth.		5.00	8/15/2034	1,119
9,830	Health & Educational Facilities Auth.		4.00	11/15/2036	10,661
1,000	Public Finance Auth.(a)		5.25	5/15/2037	1,096
1,500	Public Finance Auth.		4.05	11/01/2030	1,558
1,065	Public Finance Auth.(a)		3.95	11/15/2024	1,070
3,250	Public Finance Auth.		5.25	10/01/2038	3,743
325	Public Finance Auth.(a)		4.00	6/15/2029	335
410	Public Finance Auth.(a)		5.00	6/15/2039	433
					31,681
	Total Municipal Obligations (cost: $4,709,133)				4,939,891
	Total Investments(cost:$4,709,133)				$4,939,891
($ in 000s)	VALUATION HIERARCHY

Assets		LEVEL 1	LEVEL 2	LEVEL 3	Total
Municipal Obligations		$—	$4,939,891	$—	$4,939,891
Total		$—	$4,939,891	$—	$4,939,891

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications. At December 31, 2018, the Fund did not have any transfers into/out of Level 3.

Portfolio of Investments | 24

NOTES TO PORTFOLIO

OF INVESTMENTS

June 30, 2019 (unaudited)

GENERAL NOTES

On November 6, 2018, United Services Automobile Association (USAA), the parent company of USAA Asset Management Company (AMCO or the Manager), the investment adviser to the Fund, and USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Holdings, a global investment management firm headquartered in Cleveland, Ohio (the Transaction), on July 1, 2019.

A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and Victory Capital, an independent investment management company. In addition, shareholders of the Fund also elected the following two new directors to the Board of the Trust to serve upon the closing of the Transaction: (1) David C. Brown, to serve as an Interested Trustee; and (2) John C. Walters, to serve as an Independent Trustee.

A.Security valuation – USAA MUTUAL FUNDS TRUST (the Trust) and Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the USAA Tax Exempt Intermediate-Term Fund (the Fund) valuation policies and procedures, which are approved by the Board. The Fund utilizes independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

2.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

25 | USAA Tax Exempt Intermediate-Term Fund

3.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $4,906,159,000 at June 30, 2019, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

CCD	Community College District
EDA	Economic Development Authority
EDC	Economic Development Corp.
ETM	Escrowed to final maturity
IDA	Industrial Development Authority/Agency

Notes to Portfolio of Investments | 26

IDC	Industrial Development Corp.
ISD	Independent School District
LIBOR	London Interbank Offered Rate
MTA	Metropolitan Transportation Authority
MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal
Swap Index
PRE	Pre-refunded to a date prior to maturity
Zero Coupon	Normally issued at a significant discount from face value and do not provide for periodic interest payments. Income is earned from the purchase date by accreting the purchase discount of the security to par over the life of the security.

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

SPECIFIC NOTES

(a)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

(b)Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees.

(c)Put bond – provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

(d)Floating-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at June 30, 2019.

(e)At June 30, 2019, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

27 | USAA Tax Exempt Intermediate-Term Fund

(f)Variable-rate demand notes (VRDNs) – Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(g)Payment-in-kind (PIK) - security in which the issuer has or will have the option to make all or a portion of the interest or dividend payments in additional securities in lieu of cash.

(h)Up to 2.05% of the coupon may be PIK.

(i)Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.

(j)Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description.

(k)At June 30, 2019, the issuer was in default with respect to interest and/or principal payments.

Notes to Portfolio of Investments | 28